UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

              Report for the Calendar Year or Quarter Ended June 30, 2006

                    Check here if Amendment [ ]; Amendment Number:
                       This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
---------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address:    289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess     Greenwich, CT          08/14/06
         (Name)          (City, State)           (Date)

REPORT TYPE (CHECK ONLY ONE.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   49 Items

Form 13F Information Table Value Total:   $ 343,699 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                   TOTAL
                                                   FMV                                            VOTING
                            TITLE OF               (X       TOTAL            INVESTMENT  OTHER    AUTHORITY
NAME OF ISSUER              CLASS         CUSIP    $1,000)  SHARES   SH/PRN  DISCRETION  MANAGERS SOLE


ACCO BRANDS CORP            COM           00081T108 1,520   69,400      SH      SOLE      NONE      69,400
AFFILIATED MANAGERS GROUP   COM           008252108 17,430  200,600     SH      SOLE      NONE     200,600
ALLIANCEBERNSTEIN HOLDING  UNIT LTD
LP                          PARTN         01881G106 12,261  200,543     SH      SOLE      NONE     200,543
TD AMERITRADE HLDG CORP     COM           87236Y108 3,703   250,000     SH      SOLE      NONE     250,000
ANNALY MTG MGMT INC         COM           35710409  4,153   324,200     SH      SOLE      NONE     324,200
ASSURANT INC                COM           04621X108 18,615  384,600     SH      SOLE      NONE     384,600
BANK OF AMERICA CORPORATION COM           60505104  30,149  626,800     SH      SOLE      NONE     626,800
BEAR STEARNS COS INC        COM           073902108 7,297   52,094      SH      SOLE      NONE      52,094
CABLEVISION SYS CORP        COM CL A NY
                            CABLVS        12686C109 2,778   129,500     SH      SOLE      NONE     129,500
CIMAREX ENERGY CO           COM           171798101 1,479   34,400      SH      SOLE      NONE      34,400
COMMERCE BANCORP INC NJ     COM           200519106 4,213   118,100     SH      SOLE      NONE     118,100
COMPANHIA VALE DO RIO DOCE  SPONSORED ADR 204412209 3,926   163,300     SH      SOLE      NONE     163,300
COMPTON PETE CORP           COM           204940100 1,223   105,800     SH      SOLE      NONE     105,800
CONSECO INC                 COM NEW       208464883 4,100   177,500     SH      SOLE      NONE     177,500
CREDIT SUISSE GROUP         SPONSORED ADR 225401108 3,891   69,500      SH      SOLE      NONE      69,500
D R HORTON INC              COM           23331A109 2,411   101,200     SH      SOLE      NONE     101,200
ESCHELON TELECOM INC        COM           296290109 2,353   152,100     SH      SOLE      NONE     152,100
EVEREST RE GROUP LTD        COM           G3223R108 3,342   38,600      SH      SOLE      NONE      38,600
FIFTH THIRD BANCORP         COM           316773100 27,074  732,725     SH      SOLE      NONE     732,725
FIRST DATA CORP             COM           319963104 20,685  459,250     SH      SOLE      NONE     459,250
GFI GROUP INC               COM           361652209 2,050   38,000      SH      SOLE      NONE      38,000
HUB INTERNATIONAL LTD       COM           44332P101 8,838   337,217     SH      SOLE      NONE     337,217
LEGG MASON INC              COM           524901105 19,018  191,100     SH      SOLE      NONE     191,100
LIBERTY GLOBAL INC          COM SER C     530555309 1,059   51,501      SH      SOLE      NONE      51,501
LIBERTY GLOBAL INC          COM SER A     530555101 2,042   94,976      SH      SOLE      NONE      94,976
M D C HLDGS INC             COM           552676108 1,802   34,700      SH      SOLE      NONE      34,700
MFA MTG INVTS INC           COM           55272X102 4,189   608,900     SH      SOLE      NONE     608,900
                            NY REG SH CL
MITTAL STEEL COMPANY N V    A             60684P101 6,069   198,920     SH      SOLE      NONE     198,920
NEW YORK CMNTY BANCORP INC  COM           649445103 11,205  678,692     SH      SOLE      NONE     678,692
NEWS CORP                   CL A          65248E104 3,305   172,300     SH      SOLE      NONE     172,300
OMI CORP NEW                COM           Y6476W104 1,479   68,300      SH      SOLE      NONE      68,300
OPTIONSXPRESS HLDGS INC     COM           684010101 1,399   60,000      SH      SOLE      NONE      60,000
PETROLEUM GEO SVCS ASA NEW  SPONSORED ADR 716599105 1,418   22,594      SH      SOLE      NONE      22,594
PLATINUM UNDERWRITER
HLDGS L                     COM           G7127P100 15,681  560,425     SH      SOLE      NONE     560,425
POSCO                       SPONSORED ADR 693483109 2,860   42,750      SH      SOLE      NONE      42,750
PROASSURANCE CORP           COM           74267C106 9,652   200,340     SH      SOLE      NONE     200,340
RYLAND GROUP INC            COM           783764103 2,318   53,200      SH      SOLE      NONE      53,200

SEACOR HOLDINGS INC         COM           811904101 7,315   89,100      SH      SOLE      NONE      89,100
STATE STR CORP              COM           857477103 4,241   73,000      SH      SOLE      NONE      73,000
SUNTRUST BKS INC            COM           867914103 9,471   124,200     SH      SOLE      NONE     124,200
SVB FINL GROUP              COM           78486Q101 1,955   43,000      SH      SOLE      NONE      43,000
TEEKAY SHIPPING MARSHALL
ISL                         COM           Y8564W103 5,665   135,400     SH      SOLE      NONE     135,400
TERNIUM SA                  SPON ADR      880890108 2,081   86,100      SH      SOLE      NONE      86,100
TOLL BROTHERS INC           COM           889478103 2,519   98,500      SH      SOLE      NONE      98,500
UCBH HOLDINGS INC           COM           90262T308 5,884   355,740     SH      SOLE      NONE     355,740
U S B HLDG INC              COM           902910108 3,472   154,310     SH      SOLE      NONE     154,310
UNITED STATES STL CORP NEW  COM           912909108 1,816   25,892      SH      SOLE      NONE      25,892
WASHINGTON MUT INC          COM           939322103 27,142  595,480     SH      SOLE      NONE     595,480
WCI CMNTYS INC              COM           92923C104 5,152   255,800     SH      SOLE      NONE     255,800
                                                   343,699  9,840,649                             9,840,649


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